Document and Entity Information	Sep. 19, 2018
Document and Entity Information
Entity Registrant Name	Elanco Animal Health Inc
Entity Central Index Key	0001739104
Document Type	S-4
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false